Note 12 - Income Taxes	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
12.	INCOME TAXES

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense (recovery)	$4,540	$(4,105)	$1,508	$379
Deferred tax expense (recovery)	(13,628)	9,718	3,777	10,198
Provision for (recovery of) income taxes	$(9,088)	$5,613	$5,285	$10,577